Borrowings	12 Months Ended
Dec. 31, 2016
Borrowings [Abstract]
Borrowings

14. Borrowings

Short term borrowings as of December 31, 2016, 2015 and 2014 and the related maximum amounts outstanding at the end of any month in each of the three years then ended are presented below (dollars in thousands).

	December 31,			Maximum Outstanding at Any Month End
	2016	2015	2014	2016	2015	2014
Securities sold under agreements to repurchase	$4,496	$4,996	$4,594	$6,018	$5,106	$5,197
Short-term borrowings with Federal Home Loan Bank
Overnight advances	27,700	30,061	9,700	32,300	35,234	9,700
Mid-term repo	-	-	6,250	-	6,250	6,250
	$32,196	$35,057	$20,544

The following table presents supplemental information related to short-term borrowings (dollars in thousands).

	Securities sold under agreements to repurchase			Short-term borrowings with Federal Home Loan Bank
	2016	2015	2014	2016	2015	2014
Amount outstanding as of December 31	$4,496	$4,996	$4,594	$27,700	$30,061	$15,950
Weighted average interest rate as of December 31	0.18%	0.10%	0.10%	0.74%	0.44%	0.32%
Average amount outstanding during the year	4,712	4,716	4,265	15,696	16,309	4,998
Weighted average interest rate during the year	0.11%	0.10%	0.10%	0.60%	0.38%	0.31%

Long-term debt is comprised only of FHLB advances with an original maturity of one year or more. Outstanding balances were $25,000,000 and $22,500,000 as of December 31, 2016 and 2015, respectively.

The following table summarizes the scheduled maturities of long-term debt as of December 31, 2016 (in thousands).

Year		Weighted Average Interest Rate
2017	$6,250	1.10%
2018	10,000	1.33%
2019	8,750	1.57%
2020	-
2021	-
Thereafter	-
	$25,000	1.36%

The Bank has repurchase agreements with several of its depositors, under which customers’ funds are invested daily into an interest bearing account. These funds are carried by the Company as short-term debt. It is the Company’s policy to have repurchase agreements collateralized 100% by U.S. Government securities. As of December 31, 2016, the securities that serve as collateral for securities sold under agreements to repurchase had a fair value of $7,880,000. The interest rate paid on these funds is variable and subject to change daily.

The Bank’s maximum borrowing capacity with the Federal Home Loan Bank of Pittsburgh (“FHLB”) is $165,283,000, with a  balance of $52,700,000 outstanding as of December 31, 2016. In order to borrow additional amounts, the FHLB would require the Bank to purchase additional FHLB Stock. The FHLB is a source of both short-term and long-term funding. The Bank must maintain sufficient qualifying collateral to secure all outstanding advances. Qualifying collateral is defined by the FHLB and includes outstanding balances of the Company’s real estate loans, excluding loans with certain risk mitigants, including delinquencies and loans made to insiders, borrowers with low credit scores or loans with high loan-to-value ratios.